Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 115,320,000	$ 23,880,000	$ 5,550,000	$ 11,170,000	$ 155,920,000
CANADA
Total	8,430,000		1,910,000		10,340,000
CANADA | City of Flin Flon
Total	3,050,000				3,050,000
CANADA | Lower Similkameen Indian Band
Total			220,000		220,000
CANADA | Provincial Government of British Columbia
Total	860,000		390,000		1,250,000
CANADA | Provincial Government of Manitoba
Total	1,130,000		1,080,000		2,210,000
CANADA | Town of Crieghton
Total	980,000				980,000
CANADA | Town of Princeton
Total	440,000				440,000
CANADA | Town of Snow Lake
Total	1,970,000				1,970,000
CANADA | Upper Similkameen Indian Band
Total			220,000		220,000
PERU
Total	106,770,000	23,880,000	2,180,000	11,170,000	144,000,000
PERU | Cusco Regional Government
Total				5,310,000	5,310,000
PERU | Government of Peru
Total	106,770,000	$ 23,880,000	2,180,000	230,000	133,060,000
PERU | Municipal District of Capacmarca
Total				570,000	570,000
PERU | Municipal District of Chamaca
Total				90,000	90,000
PERU | Municipal District of Colequemarca
Total				640,000	640,000
PERU | Municipal District of Condoroma
Total				110,000	110,000
PERU | Municipal District of Coporaque
Total				180,000	180,000
PERU | Municipal District of Livitaca
Total				2,030,000	2,030,000
PERU | Municipal District of Llusco
Total				520,000	520,000
PERU | Municipal District of Santo Tomas
Total				210,000	210,000
PERU | Municipal District of Velille
Total				$ 1,280,000	1,280,000
UNITED STATES
Total	120,000		1,460,000		1,580,000
UNITED STATES | Arizona State Government
Total			690,000		690,000
UNITED STATES | Governement of the United States of America
Total			$ 770,000		770,000
UNITED STATES | Pima County Treasurer
Total	$ 120,000				$ 120,000